STOCK OPTIONS AND WARRANTS (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Non-qualified stock options		8,859,131	245,739
Grant date fair value of options granted, total		$ 1,304,296
Weighted average estimated fair value per share of the stock options at grant date		$ .34	$ 1.10
Scenario, Previously Reported [Member]
Option term	3 years
Exercise price range low	$ .61
Exercise price range high	$ 1.10
Scenario, Adjustment [Member]
Option term	7 years
Exercise price range low	$ .38
Exercise price range high	$ .38
Fair value increase	$ 174,540
Minimum [Member]
Grant date fair value of options granted, per share		.10
Maximum [Member]
Grant date fair value of options granted, per share		$ .29